DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain loss on derivative liabilities	$ (3,451,752)	$ 0
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	1,083,404
Gain loss on derivative liabilities	$ 3,451,752	$ 0